Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Face Statements [Line Items]
Profit for the year	$ 6,099	$ 8,708	$ 15,025
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Debt instruments at fair value through other comprehensive income	1,750	1,152	(243)
– fair value gains/(losses)	2,947	1,793	(168)
– fair value gains transferred to the income statement on disposal	(668)	(365)	(95)
– expected credit (recoveries)/losses recognised in the income statement	48	109	(94)
– income taxes	(577)	(385)	114
Cash flow hedges	471	206	19
– fair value gains/(losses)	(157)	551	(267)
– fair value (gains)/losses reclassified to the income statement	769	(286)	317
– income taxes	(141)	(59)	(31)
Share of other comprehensive income/(expense) of associates and joint ventures	(73)	21	(64)
– share for the year	(73)	21	(64)
– exchange differences	4,855	1,044	(7,156)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit asset/liability	834	13	(329)
– before income taxes	1,223	(17)	(388)
– income taxes	(389)	30	59
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	167	(2,002)	2,847
– before income taxes	190	(2,639)	3,606
– income taxes	(23)	637	(759)
Equity instruments designated at fair value through other comprehensive income	212	366	(27)
– fair value gains/(losses)	212	364	(71)
– income taxes	0	2	44
Effects of hyperinflation	193	217	283
Other comprehensive income/(expense) for the year, net of tax	8,409	1,017	(4,670)
Total comprehensive income for the year	14,508	9,725	10,355
Attributable to:
– ordinary shareholders of the parent company	12,146	6,838	8,083
– preference shareholders of the parent company	90	90	90
– other equity holders	1,241	1,324	1,029
– non-controlling interests	1,031	1,473	1,153
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Profit for the year	4,085	9,041	52,825
Items that will not be reclassified subsequently to profit or loss:
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	176	(396)	865
– before income taxes	176	(573)	1,090
– income taxes	0	177	(225)
Other comprehensive income/(expense) for the year, net of tax	176	(396)	865
Total comprehensive income for the year	$ 4,261	$ 8,645	$ 53,690